Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The Transaction was structured as a reverse recapitalization by which the Company issued stock for the net assets of Rosehill Operating accompanied by a recapitalization. Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.

The following table sets forth the calculation of basic and diluted weighted average shares outstanding and earnings per share for the indicated periods:

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2018	2017	2018	2017
	(In thousands, except per share data)
Net income (loss) (numerator):
Basic:
Net income (loss) attributable to common stockholders of Rosehill Resources Inc.	$9,199	$(7,157)	$7,858	$(2,743)
Diluted:
Net income (loss) attributable to common stockholders of Rosehill Resources Inc.	$9,199	$(7,157)	$7,858	$(2,743)
Add: Loss from conversion of Class B Common Stock	(20,898)	—	(33,122)	—
Net income (loss) attributable to common stockholders of Rosehill Resources Inc. - diluted	$(11,699)	$(7,157)	$(25,264)	$(2,743)

Weighted average shares (denominator):
Weighted average shares – basic	6,430	5,857	6,327	5,857
Add: Dilutive effects of Class B Common Stock	29,808	—	29,808	—
Weighted average shares – diluted	36,238	5,857	36,135	5,857
Basic loss per share	$1.43	$(1.22)	$1.24	$(0.47)
Diluted loss per share	$(0.32)	$(1.22)	$(0.70)	$(0.47)

For the three months ended June 30, 2018, the Company excluded 25.6 million shares of Class A Common Stock issuable upon exercise of the Company’s warrants, 8.6 million shares of Class A Common Stock issuable upon conversion of the Company’s Series A Preferred Stock, and 0.2 million shares of Class A Common Stock issuable upon vesting under the Company’s Long-Term Incentive Plan from the computation of diluted earnings per share because the effect of the conversion was anti-dilutive. For the six months ended June 30, 2018, the Company excluded 25.6 million shares of Class A Common Stock issuable upon exercise of the Company’s warrants, 8.5 million shares of Class A Common Stock issuable upon conversion of the Company’s Series A Preferred Stock, and 0.1 million shares of Class A Common Stock issuable upon vesting under the Company’s Long-Term Incentive Plan from the computation of diluted earnings per share because the effect of the conversion was anti-dilutive.

For the three and six months ended June 30, 2017, the Company excluded 29.8 million shares of Class A Common Stock issuable upon conversion of the Company’s Class B Common Stock, 25.6 million shares of Class A Common Stock issuable upon exercise of the Company’s warrants, and 8.3 million shares of Class A Common Stock issuable upon conversion of the Company’s Series A Preferred Stock from the computation of diluted earnings per share because the effect of the conversion was anti-dilutive.

Earnings Per Share

The Transaction was structured as a reverse recapitalization by which the Company issued stock for the net assets of Rosehill Operating accompanied by a recapitalization. Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.

The following table sets forth the calculation of basic and diluted weighted average shares outstanding and earnings per share for the indicated periods:

	Year Ended December 31,
	2017	2016	2015
	(In thousands, except per share data)
Net Income (Loss) (numerator):
Basic:
Net loss attributable to common stockholders of Rosehill Resources Inc.	$(8,520)	$(15,189)	$(14,820)
Diluted:
Net loss attributable to common stockholders of Rosehill Resources Inc.	$(8,520)	$(15,189)	$(14,820)
Add: Dividends on Series A convertible preferred stock (1)	—	—	—
Net loss attributable to common stockholders of Rosehill Resources Inc. - diluted	$(8,520)	$(15,189)	$(14,820)
Weighted average shares (denominator):
Weighted average shares – basic	5,945	5,857	5,857
Weighted average shares – diluted	5,945	5,857	5,857
Basic loss per share	$(1.43)	$(2.59)	$(2.53)
Diluted loss per share	$(1.43)	$(2.59)	$(2.53)

(1)	Series A Preferred Stock dividend is not added back for diluted EPS because the conversion of the Series A Preferred Stock to Class A Common Stock would be anti-dilutive.
The Company excluded the following common stock equivalents from the computation of diluted earnings per share because the effect of conversion was anti-dilutive as a result of the net loss for the year ended December 31, 2017:

•	8.5 million shares of Class A Common Stock issuable upon conversion of the Company’s Series A Preferred Stock,

•	25.6 million warrants convertible into shares of Class A Common Stock, and

•	0.7 million shares of restricted stock units issued to directors and employees.